Debt issued designated at fair value	6 Months Ended
Jun. 30, 2025
Disclosure Of Financial Liabilities [Line Items]
Debt issued designated at fair value
Note 14

Debt issued designated at fair value

Debt issued designated at fair value
USD m 30.6.25 31.3.25 31.12.24
Equity-linked
1
59,645 57,151 54,069
Rates-linked

23,607 23,778 23,641
Credit-linked 4,197 5,354 5,225
Fixed-rate 15,027 15,178 14,250
Commodity-linked 3,140 3,462 3,592
Other 2,636 2,470 1,789
Total debt issued designated at fair value
2
108,252 107,393 102,567
of which: issued by UBS AG standalone with original maturity greater than one year
3
89,883 85,588 82,491
of which: issued by Credit Suisse International standalone

with original maturity greater than one year
3
2 110 96
1 Includes investment

fund unit-linked instruments

issued.

2 As of 30

June 2025,
100
% of Total

debt issued designated

at fair value

was unsecured (31

March 2025:
100
% and 31

December 2024:
100
%).

3 Based on original contractual maturity without considering any early redemption features.